Share capital (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares
Number of shares
Stock option exercise (in shares) | shares	8,735	34,853
Amount
Balance at beginning of period	$ 268,194
Stock option exercise	100	$ 20
Share issuance under ESPP	264	$ 304
RSU release	0
Balance at end of period	$ 268,889
Share capital
Number of shares
Balance at beginning of period (in shares) | shares	32,913,955	32,857,422
Stock option exercise (in shares) | shares	8,735	1,897
Share issuance under employee share purchase plan (in shares) | shares	8,785	6,377
RSU release (in shares) | shares	5,249
Balance at end of period (in shares) | shares	32,936,724	32,865,696
Amount
Balance at beginning of period	$ 268,194
Stock option exercise	149	$ 34
Share issuance under ESPP	322	$ 361
RSU release	224
Balance at end of period	$ 268,889